Legal Matters and Contingencies	12 Months Ended
Sep. 30, 2012
Loss Contingency [Abstract]
Legal Matters and Contingencies [Text Block]

Note 12.  Legal Matters and Contingencies

In the ordinary course of its business, the Company becomes involved in lawsuits, administrative proceedings, government subpoenas, and government investigations, including antitrust, commercial, environmental, product liability, intellectual property, regulatory, employment discrimination, and other matters.  Significant damages or penalties may be sought from the Company in some matters, and some matters may require years for the Company to resolve.  The Company establishes reserves based on its periodic assessment of estimates of probable losses.  There can be no assurance that an adverse resolution of one or more matters during any subsequent reporting period will not have a material adverse effect on the Company's results of operations for that period or on the Company's financial condition.

Ontario Ministry of Health and Long-Term Care Civil Rebate Payment Order and Civil Complaint

On April 27, 2009, the Ontario Ministry of Health and Long-Term Care ("OMH") notified the Company's Canadian subsidiary, AmerisourceBergen Canada Corporation ("ABCC"), that it had entered a Rebate Payment Order requiring ABCC to pay C$5.8 million to the Ontario Ministry of Finance. OMH maintained that it had reasonable grounds to believe that ABCC accepted rebates, directly or indirectly, in violation of the Ontario Drug Interchangeability and Dispensing Fee Act. OMH at the same time announced similar rebate payment orders against other wholesalers, generic manufacturers, pharmacies, and individuals. ABCC cooperated fully with OMH prior to the entry of the Order by responding fully to requests for information and/or documents and continued to cooperate. ABCC filed an appeal of the Order pursuant to OMH procedures in May 2009. In addition, on the same day that the Order was issued, OMH notified ABCC that it had filed a civil complaint with Health Canada (department of the Canadian government responsible for national public health) against ABCC for potential violations of the Canadian Food and Drug Act. Health Canada subsequently conducted an audit of ABCC, and ABCC cooperated fully with Health Canada in the conduct of the audit. The Company believes that ABCC did not violate the relevant statutes and regulations and conducted its business consistent with widespread industry practices. However, in order to resolve the matter, ABCC has agreed to pay OMH C$0.7 million to settle the matter.

Qui Tam Matter

On October 24, 2011, the Company announced that it had reached a preliminary agreement for a civil settlement (the "Preliminary Settlement") with the United States Attorney's Office for the Eastern District of New York ("USAO"), the plaintiff states and the relator (collectively, the "Plaintiffs") of claims against two of the Company's business units, ASD Specialty Healthcare, Inc. ("ASD") and International Nephrology Network ("INN"), who were named, along with Amgen Inc., in a civil case filed under the qui tam provisions of the federal and various state civil False Claims Acts. The civil case was administratively closed after the Preliminary Settlement was reached. The Preliminary Settlement is subject to completion and approval of an executed written settlement agreement with the Plaintiffs, which the Company expects to finalize in 2013. The Company does not expect INN or ASD to admit any liability in connection with the settlement. The Company recorded a $16 million charge in the fiscal year ended September 30, 2011 in connection with the Preliminary Settlement.

The qui tam provisions of False Claims Acts permit a private person, known as a relator, to file civil actions under these statutes on behalf of the federal and state governments. The qui tam complaint against Amgen, ASD and INN was initially filed under seal by a former Amgen employee in the United States District Court for the District of Massachusetts (the " District of Massachusetts case"). The Company first learned of the matter on January 21, 2009 when it received notice that the United States Attorney for the Eastern District of New York was investigating allegations in the sealed civil complaint. On October 30, 2009, 14 states filed a complaint to intervene in the case. However, following the resolution of a number of motions, including a motion to dismiss, filed in the United States District Court for the District of Massachusetts and appeals filed in the United States Court of Appeals for the First Circuit in connection with the matter, only six states (California, Illinois, Indiana, Massachusetts, New Mexico and New York) and the relator were permitted to proceed with their complaints until the case was administratively closed in connection with the Preliminary Settlement. The allegations in the closed case related to the distribution and sale of Amgen's anemia drug, Aranesp. ASD is a distributor of pharmaceuticals to physician practices and INN is a group purchasing organization for nephrologists and nephrology practices. The plaintiff states and/or the relator alleged that from 2002 through 2009 Amgen, ASD and INN offered remuneration to medical providers in violation of federal and state health laws to increase purchases and prescriptions of Aranesp and that these violations caused medical providers to submit false certifications and false claims for payment in violation of the federal and state civil False Claims Acts. Amgen, ASD and INN were also alleged to have caused healthcare providers to bill federal and state healthcare programs for Aranesp that was either not administered or administered, but medically unnecessary.

The Company has learned that there are prior and subsequent filings in one or more federal district courts, including a complaint filed by one of its former employees, that are under seal and involve allegations against the Company (and/or subsidiaries or businesses of the Company, including its group purchasing organization for oncologists and its oncology distribution business) similar to those raised in the District of Massachusetts case. ABSG has also received a subpoena from the USAO requesting production of documents and information relating to ABSG's Oncology Supply distribution center and pharmacy in Dothan, Alabama, which the Company believes could be related to a qui tam action that remains under seal.  The Company is in the process of responding to the subpoena and is cooperating fully with the USAO. The Preliminary Settlement encompasses resolution of one of these other filings. The Company cannot predict the outcome of any other pending action in which any AmerisourceBergen entity is or may become a defendant.

Subpoena from the United States Attorney's Office in New Jersey

On May 4, 2012, the Company's subsidiary, ABDC, received a subpoena from the United States Attorney's Office in New Jersey (the "USAO") in connection with a grand jury proceeding requesting documents concerning ABDC's program for controlling and monitoring diversion of controlled substances into channels other than for legitimate medical, scientific, and industrial purposes.  ABDC also received a subpoena from the Drug Enforcement Administration ("DEA") in connection with the matter.  In addition to requesting information on ABDC's diversion control program generally, the subpoenas also request documents concerning specific customers' purchases of controlled substances.  ABDC is in the process of responding to the subpoenas and is cooperating fully with the USAO and the DEA.  The Company cannot predict the outcome of this matter.

West Virginia Complaint

On June 26, 2012, the Attorney General of the State of West Virginia ("West Virginia") filed a complaint (the "Complaint") in the Circuit Court of Boone County, West Virginia, against a number of pharmaceutical wholesale distributors, including the Company's subsidiary, ABDC, alleging, among other things, that the distributors failed to provide effective controls and procedures to guard against diversion of controlled substances for illegitimate purposes in West Virginia.  The Complaint also alleges that the distributors acted negligently by distributing controlled substances to pharmacies that serve individuals who abuse prescription pain medication and were unjustly enriched by such conduct, violated consumer credit and protection laws, created a public nuisance, and violated state antitrust laws in connection with the distribution of controlled substances.  West Virginia is seeking injunctive relief to enjoin alleged violations of state regulations requiring suspicious order monitoring and reporting and to require defendants to fund a medical monitoring treatment program. The Complaint also seeks a jury trial to determine any losses and damages sustained by West Virginia as a result of the defendants' alleged conduct.  On July 26, 2012, one of the defendants, J.M. Smith Corporation d/b/a Smith Drug Company, filed a Notice of Removal from the Circuit Court of Boone County, West Virginia to the United States District Court for the Southern District of West Virginia, and ABDC and all other defendants filed Consents to Removal. On August 27, West Virginia filed a Motion to Remand, to which J.M. Smith Corporate d/b/a Smith Drug Company, joined by all other defendants, filed a reply. The parties are currently waiting for a ruling on the removal papers by the Court. The Company cannot predict the outcome of this matter.